Borrowings	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Note 9. Borrowings
Note 9.  Borrowings
Long-Term Debt
Long-term debt was as follows:
			March 31,
	2013 Rate (a)	Maturities	2013	2012
			(In thousands)
Real estate loan (amortizing term)	6.93%	2018	$235,000	$245,000
Real estate loan (revolving credit)	-	2018	-	-
Real estate loan (amortizing term)	2.10%	2016	24,630	25,451
Real estate loan (revolving credit)	-	2014	-	23,920
Senior mortgages	4.90% - 5.75%	2015 - 2038	556,522	459,822
Working capital loan (revolving credit)	-	2015	-	-
Fleet loans (amortizing term)	1.75% - 6.92%	2013 - 2020	361,079	384,888
Fleet loan (securitization)	4.90% - 5.56%	2014 - 2017	190,801	228,655
Capital leases (rental equipment)	2.37% - 9.57%	2015 - 2020	273,458	110,256
Other obligations	3.00% - 8.00%	2013 - 2043	20,355	8,219
Total notes, loans and leases payable			$1,661,845	$1,486,211

(a) Interest rate as of March 31, 2013, including the effect of applicable hedging instruments

Real Estate Backed Loans
Real Estate Loan
Amerco Real Estate Company and certain of its subsidiaries and U-Haul Company of Florida are borrowers under a Real Estate Loan. The loan has a final maturity date of August 2018. The loan is comprised of a term loan facility with initial availability of $300.0 million and a revolving credit facility with current availability of $41.0 million. As of March 31, 2013, the outstanding balance on the Real Estate Loan was $235.0 million and we had the full $41.0 million available to be drawn. U-Haul International, Inc. is a guarantor of this loan.
The amortizing term portion of the Real Estate Loan requires monthly principal and interest payments, with the unpaid loan balance and accrued and unpaid interest due at maturity. The revolving credit portion of the Real Estate Loan requires monthly interest payments when drawn, with the unpaid loan balance and any accrued and unpaid interest due at maturity. The Real Estate Loan is secured by various properties owned by the borrowers.
The interest rate for the amortizing term portion, per the provisions of the amended loan agreement, is the applicable London Inter-Bank Offer Rate (“LIBOR”) plus the applicable margin. At March 31, 2013, the applicable LIBOR was 0.21% and the applicable margin was 1.50%, the sum of which was 1.71%. The rate on the term facility portion of the Real Estate Loan is hedged with an interest rate swap fixing the rate at 6.93% based on current margin.
The interest rate for the revolving credit facility, per the provision of the amended loan agreement, is the applicable LIBOR plus the applicable margin. The margin ranges from 1.50% to 2.00%.
The default provisions of the Real Estate Loan include non-payment of principal or interest and other standard reporting and change-in-control covenants. There are limited restrictions regarding our use of the funds.
Amerco Real Estate Company and a subsidiary of U-Haul International, Inc. entered into a revolving credit construction loan effective June 29, 2006. This loan was modified and extended on June 27, 2011. This loan is now comprised of a term loan facility with an initial availability of $26.1 million and a final maturity of June 2016. As of March 31, 2013, the outstanding balance was $24.6 million.
This Real Estate Loan requires monthly principal and interest payments, with the unpaid loan balance and any accrued and unpaid interest due at maturity. The interest rate, per the provision of this loan agreement, is the applicable LIBOR plus a margin of 1.90%. At March 31, 2013, the applicable LIBOR was 0.20% and the margin was 1.90%, the sum of which was 2.10%. U-Haul International, Inc. and AMERCO are guarantors of this loan. The default provisions of the loan include non-payment of principal or interest and other standard reporting and change-in-control covenants.
On April 29, 2011, Amerco Real Estate Company and U-Haul Company of Florida entered into a revolving credit agreement for $100.0 million. This agreement was amended in February 2013 and the maturity extended to April 2014 with an option for a one year extension and the revolver balance was reduced to $50.0 million. As of March 31, 2013, we had the full $50.0 million available to be drawn. The interest rate is the applicable LIBOR plus a margin of 1.25%. AMERCO and U-Haul International, Inc. are guarantors of this facility. The default provisions of the loan include non-payment of principal or interest and other standard reporting and change-in-control covenants.
Senior Mortgages
Various subsidiaries of Amerco Real Estate Company and U-Haul International, Inc. are borrowers under certain senior mortgages. These senior mortgage loan balances as of March 31, 2013 were in the aggregate amount of $556.5 million and mature between 2015 and 2038. The senior mortgages require average monthly principal and interest payments with the unpaid loan balance and accrued and unpaid interest due at maturity. The senior mortgages are secured by certain properties owned by the borrowers. The interest rates, per the provisions of the senior mortgages, range between 4.90% and 5.75%. Amerco Real Estate Company and U-Haul International, Inc. have provided limited guarantees of the senior mortgages. The default provisions of the senior mortgages include non-payment of principal or interest and other standard reporting and change-in-control covenants. There are limited restrictions regarding our use of the funds.
Working Capital Loans
Amerco Real Estate Company is a borrower under an asset backed working capital loan. The maximum amount that can be drawn at any one time is $25.0 million. At March 31, 2013, we had the full $25.0 million available to be drawn. This loan is secured by certain properties owned by the borrower. This loan agreement provides for revolving loans, subject to the terms of the loan agreement. This agreement was amended in February 2013 and the maturity extended to April 2015. This loan requires monthly interest payments with the unpaid loan balance and accrued and unpaid interest due at maturity. U-Haul International, Inc. and AMERCO are the guarantors of this loan. The default provisions of the loan include non-payment of principal or interest and other standard reporting and change-in-control covenants. The interest rate, per the provision of this loan agreement, is the applicable LIBOR plus a margin of 1.25%.
Fleet Loans
Rental Truck Amortizing Loans
U-Haul International, Inc. and several of its subsidiaries are borrowers under amortizing term loans. The balance of the loans as of March 31, 2013 was $246.1 million with the final maturities between July 2013 and January 2020.
The Amortizing Loans require monthly principal and interest payments, with the unpaid loan balance and accrued and unpaid interest due at maturity. These loans were used to purchase new trucks. The interest rates, per the provision of the Loan Agreements, are the applicable LIBOR plus a margin between 0.90% and 2.63%. At March 31, 2013, the applicable LIBOR was between 0.20% and 0.21% and applicable margins were between 0.90% and 2.63%. The interest rates are hedged with interest rate swaps fixing the rates between 1.75% and 6.92% based on current margins. Additionally, $41.4 million of these loans are carried at fixed rates between 2.59% to 3.94%.
AMERCO and U-Haul International, Inc. are guarantors of these loans. The default provisions of these loans include non-payment of principal or interest and other standard reporting and change-in-control covenants.
On December 31, 2009, a subsidiary of U-Haul International, Inc. entered into an $85.0 million term note that was used to fund cargo van and pickup acquisitions. This term note was amended on August 26, 2011. The amount of the term note was increased to $95.0 million. On December 22, 2011, we entered into another term loan for $20.0 million. The final maturity date of these notes is August 2016.  The agreements contain options to extend the maturity through May 2017. These notes are secured by the purchased equipment and the corresponding operating cash flows associated with their operation.  These notes have fixed interest rates between 3.52% and 3.53%. At March 31, 2013, the outstanding balance was $115.0 million.
AMERCO and U-Haul International, Inc. are guarantors of these loans. The default provisions of these loans include non-payment of principal or interest and other standard reporting and change-in-control covenants.
Rental Truck Securitizations
U-Haul S Fleet and its subsidiaries (collectively, “USF”) issued a $217.0 million asset-backed note (“2007 Box Truck Note”) on June 1, 2007. USF is a bankruptcy-remote special purpose entity wholly-owned by U-Haul International, Inc. The net proceeds from the securitized transaction were used to finance new box truck purchases throughout fiscal 2008. U.S. Bank, NA acts as the trustee for this securitization.
The 2007 Box Truck Note has a fixed interest rate of 5.56% with an expected final maturity of February 2014. At March 31, 2013, the outstanding balance was $82.7 million. The note is secured by the box trucks that were purchased and the corresponding operating cash flows associated with their operation.
The 2007 Box Truck Note has the benefit of a financial guaranty insurance policy which guarantees the timely payment of interest on and the ultimate payment of the principal of this note.
2010 U-Haul S Fleet and its subsidiaries (collectively, “2010 USF”) issued a $155.0 million asset-backed note (“2010 Box Truck Note”) on October 28, 2010. 2010 USF is a bankruptcy-remote special purpose entity wholly-owned by U-Haul International, Inc. The net proceeds from the securitized transaction were used to finance new box truck purchases. U.S. Bank, NA acts as the trustee for this securitization.
The 2010 Box Truck Note has a fixed interest rate of 4.90% with an expected final maturity of October 2017. At March 31, 2013, the outstanding balance was $108.1 million. The note is secured by the box trucks being purchased and the corresponding operating cash flows associated with their operation.
The 2007 Box Truck Note and 2010 Box Truck Note are subject to certain covenants with respect to liens, additional indebtedness of the special purpose entities, the disposition of assets and other customary covenants of bankruptcy-remote special purpose entities. The default provisions of these notes include non-payment of principal or interest and other standard reporting and change-in-control covenants.
Capital Leases
We entered into capital leases for new equipment between April 2008 and March 2013, with terms of the leases between 5 and 7 years. At March 31, 2013, the balance of these leases was $273.5 million.
Other Obligations
In February 2011, the Company and US Bank, National Association (the “Trustee”) entered into the U-Haul Investors Club Indenture.  The Company and the Trustee entered into this indenture to provide for the issuance of notes (“U-Notes”) by us directly to investors over our proprietary website, uhaulinvestorsclub.com. The U-Notes are secured by various types of collateral including rental equipment and real estate.  U-Notes are issued in smaller series that vary as to principal amount, interest rate and maturity.  U-Notes are obligations of the Company and secured by the associated collateral; they are not guaranteed by any of the Company's affiliates or subsidiaries.
At March 31, 2013 the aggregate outstanding principal balance of the U-Notes issued was $26.9 million of which $6.5 million is with our insurance subsidiaries with interest rates between 3.00% and 8.00% and maturity dates between 2013 and 2043.
Annual Maturities of Notes, Loans and Leases Payable
The annual maturities of long-term debt as of March 31, 2013 for the next five years and thereafter are as follows:
	March 31,
	2014	2015	2016	2017	2018	Thereafter
	(In thousands)
Notes, loans and leases payable, secured	$226,944	$110,659	$522,455	$286,445	$169,025	$346,317